Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 30, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and
Brighthouse Variable Annuity Account C
File Nos. 333-200244/811-05200
(Class XC)
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Variable Annuity
Account C (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information (“SAI”) each dated April 27,
2026 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and
SAI contained in Post-Effective Amendment No. 12 for the Account filed electronically with the
Commission on April 17, 2026.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Associate General Counsel

Brighthouse Life Insurance Company